Deferred Tax Balances - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Unrecognized deferred tax assets and liabilities [line items]
Recognises the benefit of tax losses only to the extent of anticipated future taxable income or gains in relevant jurisdictions	$ 3,764	$ 4,041
Tax losses [member]
Unrecognized deferred tax assets and liabilities [line items]
Recognises the benefit of tax losses only to the extent of anticipated future taxable income or gains in relevant jurisdictions	$ 2,611	$ 3,758